Loans and Borrowings	12 Months Ended
Mar. 31, 2021
Borrowings [Abstract]
Loans and borrowings
11.	Loans and borrowings:

This note provides information about the contractual terms of the Corporation’s loans and borrowings, which are measured at amortized cost.

	March 31,	March 31,
	2021	2020

Loans and borrowings:
Revolving facility of $5,000,000 secured through a first-ranking mortgage on all movable assets of Biodroga current and future, corporeal and incorporeal, and tangible and intangible. The Corporation was subject to certain financial covenants under this secured facility. Reimbursed during the year. (i)	$—	$3,180,927

Promissory note of US$10,000,000 issued by Sprout on February 10, 2021, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears simple interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021. The principal is payable on February 1, 2024.	14,211,339	—

	14,211,339	3,180,927
Less current portion of loans and borrowings	—	3,180,927
Loans and borrowings	$14,211,339	$—
(i)

During the year ended March 31, 2020, Neptune closed a revolving line of credit with a large Canadian financial institution for an amount of $5,000,000 to support its Biodroga subsidiary. As at March 31, 2021, this line of credit had been reimbursed by the Corporation, using some of the proceeds from various issuances of shares during the year, and is no longer available.

During the year ended March 31, 2021, interest expense of $387,764 (2020 - $337,096) was recognized on loans and borrowings.

Neptune also closed a US$45 million letter of credit facility with Perceptive Advisors to support the Corporation’s inventory purchases. No fee was paid by Neptune for the establishment of this facility, but the Corporation will incur a fee of 2.5% on any funds actually drawn under the facility.  No amounts were drawn from the letter of credit facility during the year ended March 31, 2021. As at March 31, 2021, the letter of credit facility is considered expired.

The Corporation’s exposure to liquidity risks related to loans and borrowings is presented in note 21 (b).